Real Estate Tenant Lease Expirations, By Year (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014 lessee sqft
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	$ 144,727
Number of Lessees	74
Square Feet	12,852,920
Percentage of Annualized Net Rent	100.00%
2016
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	89
Number of Lessees	1
Square Feet	12,800
Percentage of Annualized Net Rent	0.10%
2017
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	1,091
Number of Lessees	4
Square Feet	109,500
Percentage of Annualized Net Rent	0.70%
2018
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	5,189
Number of Lessees	4
Square Feet	276,700
Percentage of Annualized Net Rent	3.60%
2019
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	17,828
Number of Lessees	9
Square Feet	2,248,070
Percentage of Annualized Net Rent	12.30%
2020
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	16,757
Number of Lessees	9
Square Feet	1,289,700
Percentage of Annualized Net Rent	11.60%
2021
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	16,920
Number of Lessees	9
Square Feet	1,362,100
Percentage of Annualized Net Rent	11.70%
2022
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	9,170
Number of Lessees	4
Square Feet	921,500
Percentage of Annualized Net Rent	6.30%
2023
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	11,710
Number of Lessees	5
Square Feet	1,014,100
Percentage of Annualized Net Rent	8.10%
2024
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	8,402
Number of Lessees	5
Square Feet	597,050
Percentage of Annualized Net Rent	5.80%
2025
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	19,224
Number of Lessees	10
Square Feet	1,501,600
Percentage of Annualized Net Rent	13.30%
2026
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	19,883
Number of Lessees	8
Square Feet	1,479,700
Percentage of Annualized Net Rent	13.70%
2027
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	3,861
Number of Lessees	3
Square Feet	578,900
Percentage of Annualized Net Rent	2.70%
2028
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	1,898
Number of Lessees	1
Square Feet	81,600
Percentage of Annualized Net Rent	1.30%
2029
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	6,362
Number of Lessees	1
Square Feet	249,400
Percentage of Annualized Net Rent	4.40%
2030
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	6,343
Number of Lessees	1
Square Feet	430,000
Percentage of Annualized Net Rent	4.40%
Vacant
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Annualized Net Rent (unaudited)	$ 0
Number of Lessees	0
Square Feet	700,200
Percentage of Annualized Net Rent	0.00%